UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS EAFE Equity Index Fund
	Shares	Value ($)
Common Stocks 97.7%
Australia 9.0%
AGL Energy Ltd.	11,403	188,662
ALS Ltd.	6,734	73,709
Alumina Ltd.*	48,263	56,394
Amcor Ltd.	24,797	240,785
AMP Ltd.	59,355	322,945
APA Group	16,359	101,724
Asciano Group	19,338	113,076
ASX Ltd.	3,461	130,924
Aurizon Holdings Ltd.	35,847	151,017
Australia & New Zealand Banking Group Ltd.	54,730	1,631,981
Bendigo & Adelaide Bank Ltd.	7,872	84,501
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	64,627	2,211,536
Boral Ltd.	14,992	76,887
Brambles Ltd.	31,830	281,669
Caltex Australia Ltd.	2,658	59,372
CFS Retail Property Trust (REIT)	39,075	82,082
Coca-Cola Amatil Ltd.	11,249	171,051
Cochlear Ltd.	1,126	79,937
Commonwealth Bank of Australia	32,378	2,301,398
Computershare Ltd.	8,786	93,555
Crown Ltd.	7,944	102,033
CSL Ltd.	10,126	627,065
Dexus Property Group (REIT)	90,829	98,895
Echo Entertainment Group Ltd.	14,672	53,290
Federation Centres Ltd. (REIT)	26,678	65,613
Flight Centre Ltd.	1,097	38,545
Fortescue Metals Group Ltd.	27,622	114,395
Goodman Group (REIT)	33,510	167,130
GPT Group (REIT)	27,875	107,957
Harvey Norman Holdings Ltd.	11,888	33,947
Iluka Resources Ltd.	8,271	80,873
Incitec Pivot Ltd.	32,247	104,148
Insurance Australia Group Ltd.	42,563	253,729
Leighton Holdings Ltd.	3,005	64,496
Lend Lease Group	10,720	114,186
Macquarie Group Ltd.	6,616	256,984
Metcash Ltd.	17,492	75,609
Mirvac Group (REIT) (Units)	67,555	114,382
National Australia Bank Ltd.	46,760	1,505,369
Newcrest Mining Ltd.	15,548	324,911
Orica Ltd.	7,223	184,332
Origin Energy Ltd.	22,332	309,801
OZ Minerals Ltd.	5,747	32,045
Qantas Airways Ltd.*	20,941	38,973
QBE Insurance Group Ltd.	24,179	341,250
Ramsay Health Care Ltd.	2,601	87,474
Rio Tinto Ltd.	8,796	525,554
Santos Ltd.	19,702	256,175
Sims Metal Management Ltd.	3,058	32,049
Sonic Healthcare Ltd.	7,398	107,957
SP AusNet	32,151	40,031
Stockland (REIT) (Units)	43,440	165,571
Suncorp Group Ltd.	26,148	322,741
Sydney Airport	5,495	18,801
TABCORP Holdings Ltd.	13,750	46,321
Tatts Group Ltd.	27,050	89,448
Telstra Corp., Ltd.	88,130	414,313
Toll Holdings Ltd.	13,478	83,514
Transurban Group	26,031	173,026
Treasury Wine Estates Ltd.	12,779	76,090
Wesfarmers Ltd.	20,295	851,903
Westfield Group (REIT) (Units)	43,216	489,172
Westfield Retail Trust (REIT)	57,088	179,840
Westpac Banking Corp.	61,975	1,993,448
Whitehaven Coal Ltd.	10,998	24,370
Woodside Petroleum Ltd.	13,313	498,492
Woolworths Ltd.	24,843	876,853
WorleyParsons Ltd.	4,064	104,876

(Cost $9,557,734)		21,121,182
Austria 0.3%
Andritz AG	1,436	96,419
Erste Group Bank AG*	4,287	119,678
Immofinanz AG*	18,428	69,853
OMV AG	2,912	123,937
Raiffeisen Bank International AG	888	30,226
Telekom Austria AG	4,279	28,105
Verbund AG	1,212	26,293
Vienna Insurance Group AG Wiener Versicherung Gruppe	746	36,145
Voestalpine AG	2,183	67,119

(Cost $505,030)		597,775
Belgium 1.2%
Ageas	4,551	154,061
Anheuser-Busch InBev NV	16,162	1,601,853
Belgacom SA	3,010	74,899
Colruyt SA	1,494	72,273
Delhaize Group SA	2,015	110,147
Groupe Bruxelles Lambert SA	1,587	121,403
KBC GROEP NV	4,656	160,631
Solvay SA	1,169	158,434
Telenet Group Holding NV	1,003	49,593
UCB SA	2,164	138,250
Umicore SA	2,266	106,600

(Cost $1,846,865)		2,748,144
Channel Islands 0.1%
Randgold Resources Ltd.	1,722	148,286
Resolution Ltd.	27,473	114,026

(Cost $244,438)		262,312
Denmark 1.1%
A P Moller-Maersk AS "A"	11	82,429
A P Moller-Maersk AS "B"	26	204,211
Carlsberg AS "B" (a)	2,199	214,495
Coloplast AS "B"	2,236	120,256
Danske Bank AS*	13,449	241,107
DSV AS	3,711	89,847
Novo Nordisk AS "B"	8,194	1,337,592
Novozymes AS "B"	4,811	163,032
TDC AS	13,600	105,036
Tryg AS	481	38,856
William Demant Holding AS*	523	43,894

(Cost $858,766)		2,640,755
Finland 0.8%
Elisa Oyj	2,821	52,429
Fortum Oyj	8,785	177,571
Kesko Oyj "B"	1,276	39,892
Kone Oyj "B"	3,179	250,622
Metso Corp.	2,532	108,176
Neste Oil Oyj	2,906	41,023
Nokia Oyj (a)	76,450	249,728
Nokian Renkaat Oyj	2,211	98,661
Orion Oyj "B"	1,913	50,335
Pohjola Bank PLC	2,751	40,153
Sampo Oyj "A"	8,508	327,513
Stora Enso Oyj "R"	11,020	71,390
UPM-Kymmene Oyj	10,441	116,971
Wartsila Oyj	3,300	148,877

(Cost $1,645,794)		1,773,341
France 8.6%
Accor SA	2,926	101,700
Aeroports de Paris	566	48,037
Air Liquide SA	6,296	765,555
Alstom SA	4,391	179,138
Arkema	1,232	112,200
AtoS	1,083	74,582
AXA SA	35,635	614,294
BNP Paribas SA	20,188	1,040,037
Bouygues SA	3,740	101,515
Bureau Veritas SA	1,160	144,446
Cap Gemini	3,147	143,433
Carrefour SA	12,235	336,089
Casino Guichard-Perrachon SA	1,113	117,024
Christian Dior SA	1,076	178,809
Cie Generale des Etablissements Michelin "B"	3,696	309,699
CNP Assurances	3,040	41,737
Compagnie de St-Gobain	8,099	300,584
Compagnie Generale de Geophysique-Veritas*	3,135	70,519
Credit Agricole SA*	19,699	162,866
DANONE SA	11,671	813,168
Dassault Systemes SA	1,230	142,287
Edenred	3,336	109,237
Electricite de France	4,761	91,352
Essilor International SA	4,098	456,122
Eurazeo	597	30,293
Eutelsat Communications	2,619	92,402
Fonciere des Regions (REIT)	515	40,342
France Telecom SA	37,609	381,344
GDF Suez	26,706	514,735
Gecina SA (REIT)	434	50,397
Groupe Eurotunnel SA (Registered)	11,088	88,354
Icade (REIT)	541	47,350
Iliad SA	450	95,796
Imerys SA	639	41,554
JC Decaux SA	1,281	35,204
Klepierre (REIT)	1,957	76,939
L'Oreal SA	4,888	775,578
Lafarge SA	3,834	255,001
Lagardere SCA	2,338	86,148
Legrand SA	4,882	213,015
LVMH Moet Hennessy Louis Vuitton SA	5,117	879,083
Natixis	18,355	69,792
Pernod-Ricard SA	4,275	533,263
PPR	1,532	337,281
PSA Peugeot Citroen SA*	4,351	31,585
Publicis Groupe	3,649	244,960
Remy Cointreau SA	440	50,877
Renault SA	3,949	247,975
Rexel SA	3,113	67,966
Safran SA	4,730	211,359
Sanofi	23,957	2,443,029
Schneider Electric SA	10,598	775,168
SCOR SE	3,223	92,591
Societe BIC SA	564	65,540
Societe Generale*	14,161	467,160
Sodexo	1,860	173,427
Suez Environnement Co.	5,542	70,725
Technip SA	2,093	214,713
Thales SA	1,813	76,750
Total SA	42,775	2,044,497
Unibail-Rodamco SE (REIT)	1,866	434,614
Vallourec SA	2,043	98,300
Veolia Environnement	6,704	84,629
Vinci SA	9,320	420,336
Vivendi	26,705	553,090
Wendel	650	68,896
Zodiac Aerospace	674	78,579

(Cost $15,585,719)		20,115,067
Germany 7.6%
Adidas AG	4,242	440,459
Allianz SE (Registered)	9,164	1,245,176
Axel Springer AG	918	39,793
BASF SE	18,489	1,619,920
Bayer AG	16,641	1,716,981
Bayerische Motoren Werke (BMW) AG	6,668	575,663
Beiersdorf AG	1,984	183,280
Brenntag AG	1,016	158,675
Celesio AG	1,965	36,898
Commerzbank AG* (a)	74,887	110,053
Continental AG	2,250	269,199
Daimler AG (Registered)	18,257	993,785
Deutsche Bank AG (Registered) (b)	18,725	730,673
Deutsche Boerse AG	3,808	230,614
Deutsche Lufthansa AG (Registered)	4,539	88,675
Deutsche Post AG (Registered)	18,352	423,510
Deutsche Telekom AG (Registered)	56,695	599,491
E.ON AG	36,273	633,596
Fraport AG	738	41,393
Fresenius Medical Care AG & Co. KGaA	4,314	291,245
Fresenius SE & Co. KGaA	2,539	313,398
GEA Group AG	3,726	122,902
Hannover Rueckversicherung AG (Registered)	1,185	92,968
HeidelbergCement AG	2,776	199,601
Henkel AG & Co. KGaA	2,557	201,912
Hochtief AG*	680	44,246
Hugo Boss AG	489	54,799
Infineon Technologies AG	21,462	169,542
K+S AG (Registered)	3,411	158,669
Kabel Deutschland Holding AG	1,743	160,722
Lanxess AG	1,646	116,755
Linde AG	3,735	694,789
MAN SE	832	89,517
Merck KGaA	1,277	192,716
Metro AG	2,567	73,003
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,612	675,794
RWE AG	9,929	370,258
Salzgitter AG	752	30,191
SAP AG	18,551	1,486,669
Siemens AG (Registered)	16,829	1,812,988
Suedzucker AG	1,608	67,936
ThyssenKrupp AG*	7,624	155,163
United Internet AG (Registered)	1,783	43,368
Volkswagen AG	580	109,126

(Cost $11,547,092)		17,866,111
Greece 0.1%
Coca-Cola Hellenic Bottling Co. SA*	3,968	106,304
OPAP SA	4,410	34,821

(Cost $103,620)		141,125
Hong Kong 3.0%
AIA Group Ltd.	242,681	1,060,582
ASM Pacific Technology Ltd.	4,000	44,072
Bank of East Asia Ltd.	24,274	95,743
BOC Hong Kong (Holdings) Ltd.	75,821	253,601
Cathay Pacific Airways Ltd.	24,000	41,072
Cheung Kong (Holdings) Ltd.	28,000	413,984
Cheung Kong Infrastructure Holdings Ltd.	10,000	68,549
CLP Holdings Ltd.	35,774	313,574
First Pacific Co., Ltd.	40,928	55,589
Galaxy Entertainment Group Ltd.*	41,497	173,885
Hang Lung Properties Ltd.	44,000	164,846
Hang Seng Bank Ltd.	15,600	250,203
Henderson Land Development Co., Ltd.	19,424	132,960
HKT Trust & HKT Ltd.	44,000	44,033
Hong Kong & China Gas Co., Ltd.	106,907	311,582
Hong Kong Exchanges & Clearing Ltd.	22,100	377,481
Hopewell Holdings Ltd.	11,000	44,654
Hutchison Whampoa Ltd.	43,100	451,227
Hysan Development Co., Ltd.	12,773	64,873
Kerry Properties Ltd.	13,932	62,097
Li & Fung Ltd.	116,240	160,542
Link (REIT)	46,715	255,249
MGM China Holdings Ltd.	21,497	46,308
MTR Corp., Ltd.	28,408	113,042
New World Development Co., Ltd.	73,010	124,128
Noble Group Ltd.	76,891	75,550
NWS Holdings Ltd.	28,860	51,752
Orient Overseas International Ltd.	4,900	33,205
PCCW Ltd.	73,200	33,784
Power Assets Holdings Ltd.	27,500	259,845
Shangri-La Asia Ltd.	31,540	62,175
Sino Land Co., Ltd.	59,096	100,458
SJM Holdings Ltd.	38,337	96,078
Sun Hung Kai Properties Ltd.	31,364	422,541
Swire Pacific Ltd. "A"	13,500	172,351
Swire Properties Ltd.	23,000	82,046
Wharf Holdings Ltd.	30,750	275,027
Wheelock & Co., Ltd.	18,000	96,539
Wing Hang Bank Ltd.	4,089	43,536
Yue Yuen Industrial (Holdings) Ltd.	15,000	49,021

(Cost $3,918,151)		6,977,784
Ireland 0.6%
CRH PLC (c)	3,428	76,103
CRH PLC (c)	11,321	250,155
Elan Corp. PLC*	9,981	115,895
Experian PLC	20,520	356,867
James Hardie Industries SE (CDI)	8,656	90,546
Kerry Group PLC "A" (c)	2,749	163,943
Kerry Group PLC "A" (c)	205	12,222
Ryanair Holdings PLC	3,380	25,792
Shire PLC	11,413	347,579

(Cost $842,366)		1,439,102
Israel 0.5%
Bank Hapoalim BM*	20,772	94,257
Bank Leumi Le-Israel*	24,698	87,115
Bezeq Israeli Telecommunication Corp., Ltd.	37,632	52,225
Delek Group Ltd.	105	29,493
Israel Chemicals Ltd.	8,749	113,187
Israel Discount Bank "A"*	1	1
Mellanox Technologies Ltd.*	664	36,684
Mizrahi Tefahot Bank Ltd.*	2,751	29,365
NICE Systems Ltd.*	1,179	43,466
Teva Pharmaceutical Industries Ltd.	18,564	737,861
The Israel Corp., Ltd.	52	39,510

(Cost $1,549,589)		1,263,164
Italy 1.8%
Assicurazioni Generali SpA	23,652	370,244
Atlantia SpA	6,538	103,572
Banca Monte dei Paschi di Siena SpA*	148,430	35,416
Banco Popolare Societa Cooperativa*	35,228	44,719
Enel Green Power SpA	34,817	65,385
Enel SpA	132,975	436,160
Eni SpA	51,247	1,150,745
EXOR SpA	1,466	41,086
Fiat Industrial SpA	16,869	189,851
Fiat SpA*	17,292	92,420
Finmeccanica SpA*	8,045	38,873
Intesa Sanpaolo	204,746	301,728
Intesa Sanpaolo (RSP)	16,704	21,176
Luxottica Group SpA	3,243	162,889
Mediobanca SpA	10,243	52,486
Pirelli & C. SpA	4,697	49,338
Prysmian SpA	4,039	83,313
Saipem SpA	5,221	160,901
Snam SpA	33,320	152,013
Telecom Italia SpA	185,479	131,723
Telecom Italia SpA (RSP)	119,261	73,667
Terna - Rete Elettrica Nationale SpA	25,758	106,848
UBI Banca - Unione di Banche Italiane ScpA	17,061	63,012
UniCredit SpA*	81,958	352,388

(Cost $5,147,943)		4,279,953
Japan 20.9%
ABC-Mart, Inc.	400	15,233
Acom Co., Ltd.*	680	19,497
Advantest Corp.	2,700	38,606
AEON Co., Ltd.	11,900	153,593
Aeon Credit Service Co., Ltd.	1,430	40,621
AEON Mall Co., Ltd.	1,400	42,416
Air Water, Inc.	3,553	51,029
Aisin Seiki Co., Ltd.	3,800	139,268
Ajinomoto Co., Inc.	13,000	195,411
Alfresa Holdings Corp.	800	43,257
All Nippon Airways Co., Ltd. (a)	23,000	46,911
Amada Co., Ltd.	7,000	46,773
Aozora Bank Ltd.	21,000	58,894
Asahi Glass Co., Ltd.	20,000	137,037
Asahi Group Holdings Ltd.	7,600	181,573
Asahi Kasei Corp.	25,000	166,782
ASICS Corp.	2,800	46,877
Astellas Pharma, Inc. (a)	9,000	483,773
Benesse Holdings, Inc.	1,300	55,861
Bridgestone Corp. (a)	13,100	441,143
Brother Industries Ltd.	4,700	49,129
Calbee, Inc.	300	24,316
Canon, Inc. (a)	22,900	827,110
Casio Computer Co., Ltd.*	4,400	33,888
Central Japan Railway Co.	2,900	305,604
Chiyoda Corp.	3,065	34,155
Chubu Electric Power Co., Inc.	12,700	155,554
Chugai Pharmaceutical Co., Ltd.	4,400	99,699
Chugoku Electric Power Co., Inc.	5,900	78,658
Citizen Holdings Co., Ltd.	4,600	24,140
Coca-Cola West Co., Ltd.	1,400	24,435
Cosmo Oil Co., Ltd.*	9,000	18,930
Credit Saison Co., Ltd.	3,100	77,191
Dai Nippon Printing Co., Ltd.	11,000	103,532
Dai-ichi Life Insurance Co., Ltd.	168	225,761
Daicel Corp.	6,000	47,549
Daido Steel Co., Ltd.	5,000	27,195
Daihatsu Motor Co., Ltd.	4,000	82,945
Daiichi Sankyo Co., Ltd.	13,300	256,435
Daikin Industries Ltd.	4,600	180,316
Dainippon Sumitomo Pharma Co., Ltd.	3,100	57,795
Daito Trust Construction Co., Ltd.	1,500	127,795
Daiwa House Industry Co., Ltd.	10,000	193,339
Daiwa Securities Group, Inc.	33,000	229,968
DeNA Co., Ltd.	2,100	56,998
Denki Kagaku Kogyo Kabushiki Kaisha	9,000	31,933
Denso Corp.	9,900	419,095
Dentsu, Inc.	3,600	106,736
Don Quijote Co., Ltd.	1,100	48,728
East Japan Railway Co.	6,739	552,665
Eisai Co., Ltd.	5,000	223,084
Electric Power Development Co., Ltd.	2,300	60,521
FamilyMart Co., Ltd.	1,100	50,831
FANUC Corp.	3,900	600,319
Fast Retailing Co., Ltd.	1,100	358,156
Fuji Electric Co., Ltd.	13,000	37,839
Fuji Heavy Industries Ltd.	11,982	185,964
Fujifilm Holdings Corp.	9,200	179,436
Fujitsu Ltd.	37,000	152,504
Fukuoka Financial Group, Inc.	15,000	76,964
Gree, Inc.	2,340	28,910
GS Yuasa Corp.	6,000	24,284
Hakuhodo Dy Holdings, Inc.	410	31,229
Hamamatsu Photonics KK	1,378	55,480
Hankyu Hanshin Holdings, Inc.	23,000	139,024
Hino Motors Ltd.	5,000	53,646
Hirose Electric Co., Ltd.	600	81,011
Hisamitsu Pharmaceutical Co., Inc.	1,200	65,523
Hitachi Chemical Co., Ltd.	1,800	27,267
Hitachi Construction Machinery Co., Ltd.	2,100	45,241
Hitachi High-Technologies Corp.	1,500	31,550
Hitachi Ltd.	95,000	547,990
Hitachi Metals Ltd.	3,000	28,077
Hokkaido Electric Power Co., Inc.*	3,300	34,811
Hokuriku Electric Power Co.	3,300	40,630
Honda Motor Co., Ltd.	32,800	1,238,689
Hoya Corp.	8,600	160,060
Hulic Co., Ltd.	5,600	45,985
IBIDEN Co., Ltd.	2,200	34,261
Idemitsu Kosan Co., Ltd.	400	34,504
IHI Corp.	26,000	78,993
INPEX Corp.	45	239,018
Isetan Mitsukoshi Holdings Ltd.	7,120	102,714
Isuzu Motors Ltd.	25,000	147,395
Itochu Corp. (a)	30,600	367,649
Itochu Techno-Solutions Corp.	600	30,084
J. Front Retailing Co., Ltd.	10,000	77,442
Japan Airlines Co., Ltd.	1,200	55,707
Japan Exchange Group, Inc.	1,000	90,615
Japan Petroleum Exploration Co., Ltd.	700	27,774
Japan Prime Realty Investment Corp. (REIT)	16	63,483
Japan Real Estate Investment Corp. (REIT)	12	164,317
Japan Retail Fund Investment Corp. (REIT)	41	101,133
Japan Steel Works Ltd.	6,000	31,933
Japan Tobacco, Inc.	22,100	704,308
JFE Holdings, Inc.	9,725	182,547
JGC Corp.	4,000	101,089
JSR Corp.	3,600	73,121
JTEKT Corp.	4,400	41,693
Jupiter Telecommunications Co., Ltd.	40	52,478
JX Holdings, Inc.	46,000	254,592
Kajima Corp.	17,000	46,231
Kamigumi Co., Ltd.	5,000	46,476
Kaneka Corp.	5,000	28,948
Kansai Electric Power Co., Inc.*	14,800	145,901
Kansai Paint Co., Ltd.	4,000	44,447
Kao Corp.	10,700	350,093
Kawasaki Heavy Industries Ltd.	28,000	87,746
KDDI Corp.	10,800	444,001
Keikyu Corp.	9,000	94,173
Keio Corp.	12,000	103,129
Keisei Electric Railway Co., Ltd.	6,000	63,929
Keyence Corp.	870	264,600
Kikkoman Corp.	4,000	70,410
Kinden Corp.	3,000	20,078
Kintetsu Corp. (a)	31,900	147,750
Kirin Holdings Co., Ltd.	18,000	288,925
Kobe Steel Ltd.*	49,000	56,738
Koito Manufacturing Co., Ltd.	2,158	37,550
Komatsu Ltd.	18,900	451,544
Konami Corp.	2,300	46,301
Konica Minolta Holdings, Inc.	9,500	69,432
Kubota Corp.	22,000	312,700
Kuraray Co., Ltd.	6,900	102,838
Kurita Water Industries Ltd.	2,300	50,332
Kyocera Corp.	3,100	290,126
Kyowa Hakko Kirin Co., Ltd.	4,910	56,019
Kyushu Electric Power Co., Inc.*	8,400	87,181
Lawson, Inc.	1,200	92,420
LIXIL Group Corp.	5,248	103,583
M3, Inc.	11	21,256
Mabuchi Motor Co., Ltd.	400	21,629
Makita Corp.	2,200	99,910
Marubeni Corp.	33,000	246,444
Marui Group Co., Ltd.	4,000	41,430
Maruichi Steel Tube Ltd.	1,000	23,530
Mazda Motor Corp.*	53,000	158,209
McDonald's Holdings Co. (Japan), Ltd.	1,300	35,381
Medipal Holdings Corp.	2,700	38,176
MEIJI Holdings Co., Ltd.	1,200	55,644
Miraca Holdings, Inc.	1,107	53,918
Mitsubishi Chemical Holdings Corp.	27,000	124,768
Mitsubishi Corp. (a)	28,400	525,853
Mitsubishi Electric Corp.	39,000	313,624
Mitsubishi Estate Co., Ltd.	25,000	689,435
Mitsubishi Gas Chemical Co., Inc.	8,000	52,775
Mitsubishi Heavy Industries Ltd.	62,000	352,366
Mitsubishi Logistics Corp.	3,000	55,643
Mitsubishi Materials Corp.	22,000	62,633
Mitsubishi Motors Corp.*	86,000	89,531
Mitsubishi Tanabe Pharma Corp.	4,500	69,076
Mitsubishi UFJ Financial Group, Inc. (a)	256,600	1,521,037
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,700	61,772
Mitsui & Co., Ltd. (a)	35,100	489,577
Mitsui Chemicals, Inc.	16,000	34,844
Mitsui Fudosan Co., Ltd.	17,000	476,582
Mitsui O.S.K Lines Ltd.*	22,000	72,215
Mizuho Financial Group, Inc. (a)	460,590	973,680
MS&AD Insurance Group Holdings, Inc. (a)	10,000	219,472
Murata Manufacturing Co., Ltd.	4,100	305,317
Nabtesco Corp.	2,325	47,792
Namco Bandai Holdings, Inc.	3,350	59,253
NEC Corp.	50,900	132,475
Nexon Co., Ltd.	2,500	24,300
NGK Insulators Ltd.	6,000	64,567
NGK Spark Plug Co., Ltd.	4,000	61,019
NHK Spring Co., Ltd.	3,500	36,474
Nidec Corp. (a)	2,200	131,577
Nikon Corp.	6,700	158,790
Nintendo Co., Ltd.	2,100	225,538
Nippon Building Fund, Inc. (REIT)	14	193,339
Nippon Electric Glass Co., Ltd.	7,000	35,545
Nippon Express Co., Ltd.	17,000	82,892
Nippon Meat Packers, Inc.	4,000	65,905
Nippon Paper Group, Inc.	2,300	35,819
Nippon Steel & Sumitomo Metal	154,000	384,448
Nippon Telegraph & Telephone Corp. (a)	8,838	385,404
Nippon Yusen Kabushiki Kaisha	32,000	82,605
Nishi-Nippon City Bank Ltd.	13,000	40,739
Nissan Motor Co., Ltd. (a)	50,200	482,615
Nisshin Seifun Group, Inc.	3,500	47,554
Nissin Foods Holdings Co., Ltd.	1,200	55,898
Nitori Holdings Co., Ltd.	650	49,716
Nitto Denko Corp.	3,300	195,262
NKSJ Holdings, Inc.	7,400	154,391
NOK Corp.	1,800	25,814
Nomura Holdings, Inc.	73,500	450,518
Nomura Real Estate Holdings, Inc.	1,700	37,635
Nomura Real Estate Office Fund, Inc. (REIT)	6	44,999
Nomura Research Institute Ltd.	1,900	48,764
NSK Ltd.	9,000	68,359
NTT Data Corp.	25	83,258
NTT DoCoMo, Inc.	309	466,446
NTT Urban Development Corp.	25	29,559
Obayashi Corp.	13,000	62,145
Odakyu Electric Railway Co., Ltd.	13,000	161,715
OJI Paper Co., Ltd.	16,000	58,979
Olympus Corp.*	4,800	112,740
Omron Corp.	4,000	98,582
Ono Pharmaceutical Co., Ltd.	1,600	97,392
Oracle Corp.	800	36,203
Oriental Land Co., Ltd.	1,000	162,745
ORIX Corp.* (a)	20,700	261,897
Osaka Gas Co., Ltd.	37,000	162,724
Otsuka Corp.	300	32,538
Otsuka Holdings KK	7,422	260,186
Panasonic Corp.	44,914	312,039
Park24 Co., Ltd.	1,900	37,219
Rakuten, Inc.	14,300	145,377
Resona Holdings, Inc.	37,400	193,883
Ricoh Co., Ltd.	13,000	138,652
Rinnai Corp.	600	43,151
ROHM Co., Ltd.	1,900	69,634
Sankyo Co., Ltd.	1,000	47,326
Sanrio Co., Ltd.	799	35,606
Santen Pharmaceutical Co., Ltd.	1,500	70,909
SBI Holdings, Inc.	4,144	36,582
Secom Co., Ltd.	4,300	221,544
Sega Sammy Holdings, Inc.	4,000	81,203
Sekisui Chemical Co., Ltd.	9,000	98,667
Sekisui House Ltd.	11,000	149,456
Seven & I Holdings Co., Ltd.	15,200	502,980
Seven Bank Ltd.	10,500	34,020
Sharp Corp.* (a)	20,000	57,789
Shikoku Electric Power Co., Inc.*	3,100	45,050
Shimadzu Corp.	6,000	42,768
Shimamura Co., Ltd.	400	47,251
Shimano, Inc.	1,500	126,680
Shimizu Corp.	12,000	39,008
Shin-Etsu Chemical Co., Ltd.	8,300	551,070
Shinsei Bank Ltd.	30,000	67,563
Shionogi & Co., Ltd.	5,900	121,779
Shiseido Co., Ltd.	7,100	100,087
Showa Denko KK	26,000	38,944
Showa Shell Sekiyu KK	4,500	33,271
SMC Corp.	1,100	212,440
Softbank Corp.	19,100	880,586
Sojitz Corp.	23,700	36,506
Sony Corp. (a)	20,500	357,582
Sony Financial Holdings, Inc.	3,500	52,425
Stanley Electric Co., Ltd.	2,900	51,047
Sumco Corp.	2,600	30,106
Sumitomo Chemical Co., Ltd.	30,000	93,377
Sumitomo Corp. (a)	22,300	279,061
Sumitomo Electric Industries Ltd.	14,900	183,767
Sumitomo Heavy Industries Ltd.	11,000	44,521
Sumitomo Metal Mining Co., Ltd.	11,000	156,934
Sumitomo Mitsui Financial Group, Inc.	27,091	1,086,403
Sumitomo Mitsui Trust Holdings, Inc.	64,100	301,655
Sumitomo Realty & Development Co., Ltd.	7,000	267,329
Sumitomo Rubber Industries Ltd.	3,400	57,898
Suzuken Co., Ltd.	1,400	52,053
Suzuki Motor Corp.	7,200	161,462
Sysmex Corp.	1,400	86,110
T&D Holdings, Inc.	11,500	138,779
Taiheiyo Cement Corp.	22,000	51,649
Taisei Corp.	20,000	55,027
Taisho Pharmaceutical Holdings Co., Ltd.	700	50,714
Taiyo Nippon Sanso Corp.	5,000	33,888
Takashimaya Co., Ltd.	5,000	49,716
Takeda Pharmaceutical Co., Ltd. (a)	15,900	849,599
TDK Corp.	2,400	83,370
Teijin Ltd.	18,000	41,685
Terumo Corp.	3,000	129,070
The Bank of Kyoto Ltd.	6,000	58,512
The Bank of Yokohama Ltd.	24,000	138,949
The Chiba Bank Ltd.	15,000	107,558
The Chugoku Bank Ltd.	4,000	65,310
The Furukawa Electric Co., Ltd.	15,000	33,463
The Gunma Bank Ltd.	8,000	48,101
The Hachijuni Bank Ltd.	8,258	49,916
The Hiroshima Bank Ltd.	10,000	48,866
The Iyo Bank Ltd.	5,000	47,219
The Joyo Bank Ltd.	13,000	72,778
The Shizuoka Bank Ltd.	11,000	123,865
The Suruga Bank Ltd.	4,000	64,546
THK Co., Ltd.	2,400	46,350
Tobu Railway Co., Ltd.	20,000	114,091
Toho Co., Ltd.	2,300	47,889
Toho Gas Co., Ltd.	8,000	52,095
Tohoku Electric Power Co., Inc.*	8,900	71,854
Tokio Marine Holdings, Inc.	14,000	394,115
Tokyo Electric Power Co., Inc.*	28,600	77,474
Tokyo Electron Ltd.	3,400	150,433
Tokyo Gas Co., Ltd. (a)	50,000	273,012
Tokyu Corp.	24,000	180,762
Tokyu Land Corp.	9,000	83,848
TonenGeneral Sekiyu KK	6,000	58,894
Toppan Printing Co., Ltd.	11,000	78,993
Toray Industries, Inc.	29,000	195,931
Toshiba Corp.	81,000	406,140
TOTO Ltd.	6,000	53,221
Toyo Seikan Kaisha Ltd.	2,900	40,788
Toyo Suisan Kaisha Ltd.	2,000	61,189
Toyoda Gosei Co., Ltd.	1,400	32,481
Toyota Boshoku Corp.	1,400	19,631
Toyota Industries Corp.	3,200	116,599
Toyota Motor Corp. (a)	55,400	2,860,190
Toyota Tsusho Corp.	4,200	108,820
Trend Micro, Inc.	2,100	59,720
Tsumura & Co.	1,200	44,298
Ube Industries Ltd.	20,000	39,305
Unicharm Corp.	2,400	142,009
Ushio, Inc.	2,500	25,867
USS Co., Ltd.	440	51,649
West Japan Railway Co.	3,400	163,074
Yahoo! Japan Corp. (a)	288	132,474
Yakult Honsha Co., Ltd.	1,900	76,799
Yamada Denki Co., Ltd.	1,730	78,933
Yamaguchi Financial Group, Inc.	4,000	40,453
Yamaha Corp.	2,800	27,781
Yamaha Motor Co., Ltd.	5,500	75,370
Yamato Holdings Co., Ltd.	7,400	136,782
Yamato Kogyo Co., Ltd.	1,000	29,341
Yamazaki Baking Co., Ltd.	2,000	27,195
Yaskawa Electric Corp.	4,000	39,645
Yokogawa Electric Corp.	4,000	40,198

(Cost $37,432,479)		48,833,510
Luxembourg 0.3%
ArcelorMittal	20,392	263,406
Millicom International Cellular SA (SDR)	1,249	99,864
SES (FDR)	5,977	187,422
Tenaris SA	9,297	189,188

(Cost $735,951)		739,880
Macau 0.1%
Sands China Ltd.	47,619	247,027
Wynn Macau Ltd.*	30,781	82,359

(Cost $109,910)		329,386
Mexico 0.0%
Fresnillo PLC (d) (Cost $38,658)	3,543	73,227
Netherlands 2.7%
Aegon NV	36,196	217,927
Akzo Nobel NV	4,849	308,108
ASML Holding NV (a)	6,351	427,607
Corio NV (REIT)	1,332	62,188
DE Master Blenders 1753 NV*	10,377	160,483
Delta Lloyd NV	3,689	63,661
European Aeronautic Defence & Space Co. NV	9,020	459,881
Fugro NV (CVA)	1,367	75,962
Gemalto NV	1,561	136,228
Heineken Holding NV	1,976	126,684
Heineken NV	4,666	352,218
ING Groep NV (CVA)*	77,296	555,507
Koninklijke (Royal) KPN NV	19,791	67,064
Koninklijke Ahold NV	20,643	316,527
Koninklijke Boskalis Westminster NV	1,498	59,547
Koninklijke DSM NV	3,049	177,627
Koninklijke Philips Electronics NV	18,782	558,173
Koninklijke Vopak NV	1,390	83,842
QIAGEN NV*	4,642	96,837
Randstad Holding NV	2,384	97,699
Reed Elsevier NV	14,229	243,911
TNT Express NV	6,348	46,698
Unilever NV (CVA)	32,809	1,344,980
Wolters Kluwer NV	5,977	130,618
Ziggo NV	2,372	83,514

(Cost $4,533,984)		6,253,491
New Zealand 0.1%
Auckland International Airport Ltd.	17,857	43,986
Contact Energy Ltd.	8,274	39,505
Fletcher Building Ltd.	13,393	96,209
Sky City Entertainment Group Ltd.	10,955	40,470
Telecom Corp. of New Zealand Ltd.	36,532	71,635

(Cost $110,891)		291,805
Norway 0.8%
Aker Solutions ASA	3,238	60,523
DnB ASA	19,925	293,233
Gjensidige Forsikring ASA	3,925	65,005
Norsk Hydro ASA	18,542	80,645
Seadrill Ltd.	7,191	261,664
Orkla ASA	15,121	121,317
Statoil ASA	22,468	548,576
Telenor ASA	14,268	312,925
Yara International ASA	3,688	167,745

(Cost $684,915)		1,911,633
Portugal 0.2%
Banco Espirito Santo SA (Registered)*	39,737	40,759
EDP - Energias de Portugal SA	37,659	116,237
Galp Energia, SGPS, SA "B"	5,322	83,433
Jeronimo Martins, SGPS, SA	4,338	84,469
Portugal Telecom, SGPS, SA (Registered)	12,423	61,757

(Cost $361,121)		386,655
Singapore 1.7%
Ascendas Real Estate Investment Trust (REIT)	37,200	78,103
CapitaCommercial Trust (REIT)	39,000	49,896
CapitaLand Ltd.	53,125	151,573
CapitaMall Trust (REIT)	45,870	77,405
CapitaMalls Asia Ltd.	26,360	43,680
City Developments Ltd.	10,000	91,578
ComfortDelGro Corp., Ltd.	37,000	57,051
DBS Group Holdings Ltd.	36,973	478,309
Genting Singapore PLC	119,995	145,006
Global Logistic Properties Ltd.	41,000	86,884
Golden Agri-Resources Ltd.	159,373	74,690
Hutchison Port Holdings Trust (Units)	103,000	87,675
Jardine Cycle & Carriage Ltd.	2,604	107,477
Keppel Corp., Ltd.	29,149	263,734
Keppel Land Ltd.	14,749	46,988
Olam International Ltd. (a)	34,898	48,512
Oversea-Chinese Banking Corp., Ltd.	52,514	451,805
SembCorp Industries Ltd.	19,449	81,496
SembCorp Marine Ltd.	16,600	59,448
Singapore Airlines Ltd.	10,670	93,624
Singapore Exchange Ltd.	17,000	105,738
Singapore Press Holdings Ltd. (a)	31,758	114,859
Singapore Technologies Engineering Ltd.	30,000	104,483
Singapore Telecommunications Ltd.	161,301	467,689
StarHub Ltd.	11,000	38,618
United Overseas Bank Ltd.	25,822	425,057
UOL Group Ltd.	10,544	59,426
Wilmar International Ltd.	38,000	106,014
Yangzijiang Shipbuilding Holdings Ltd.	43,569	34,151

(Cost $2,109,719)		4,030,969
Spain 2.7%
Abertis Infraestructuras SA (a)	7,220	121,897
Acciona SA	503	27,658
ACS, Actividades de Construccion y Servicios SA	2,797	65,354
Amadeus IT Holding SA "A"	6,153	166,567
Banco Bilbao Vizcaya Argentaria SA	109,785	957,324
Banco de Sabadell SA	56,057	103,013
Banco Popular Espanol SA	105,054	78,661
Banco Santander SA	212,175	1,435,354
Bankia SA* (a)	24,219	5,178
CaixaBank SA	23,182	78,720
Distribuidora Internacional de Alimentacion SA	12,001	83,081
Enagas SA	3,757	87,785
Ferrovial SA	7,919	126,170
Gas Natural SDG SA	6,884	122,007
Grifols SA*	2,322	86,343
Grifols SA "B"*	606	17,392
Iberdrola SA	95,200	443,956
Industria de Diseno Textil SA	4,404	586,896
Mapfre SA	15,243	47,167
Red Electrica Corporacion SA	2,130	107,223
Repsol SA	16,876	343,380
Telefonica SA	82,532	1,115,579
Zardoya Otis SA	3,029	40,509

(Cost $5,965,698)		6,247,214
Sweden 3.2%
Alfa Laval AB (a)	6,602	152,541
Assa Abloy AB "B"	6,809	278,510
Atlas Copco AB "A"	13,550	386,109
Atlas Copco AB "B"	8,049	204,099
Boliden AB	5,409	87,253
Electrolux AB "B"	4,747	120,951
Elekta AB "B"	7,270	110,418
Getinge AB "B"	3,955	120,806
Hennes & Mauritz AB "B"	19,132	685,131
Hexagon AB "B"	4,670	127,369
Husqvarna AB "B"	7,695	45,478
Industrivarden AB "C"	2,351	42,872
Investor AB "B"	9,309	269,269
Kinnevik Investment AB "B"	4,066	98,612
Lundin Petroleum AB*	4,388	95,076
Nordea Bank AB	52,941	600,709
Ratos AB "B"	3,685	38,970
Sandvik AB	20,369	314,326
Scania AB "B"	6,296	132,121
Securitas AB "B"	6,200	58,434
Skandinaviska Enskilda Banken AB "A"	28,719	288,882
Skanska AB "B"	7,514	135,975
SKF AB "B"	7,725	189,012
Svenska Cellulosa AB "B"	11,787	304,339
Svenska Handelsbanken AB "A"	10,042	429,806
Swedbank AB "A"	16,296	371,292
Swedish Match AB	4,061	126,188
Tele2 AB "B"	6,281	109,438
Telefonaktiebolaget LM Ericsson "B"	61,261	764,381
TeliaSonera AB	44,070	315,053
Volvo AB "B"	30,336	442,026

(Cost $3,255,837)		7,445,446
Switzerland 9.7%
ABB Ltd. (Registered)*	44,314	1,000,773
Actelion Ltd. (Registered)*	2,126	115,530
Adecco SA (Registered)*	2,616	143,443
Aryzta AG*	1,724	101,865
Baloise Holding AG (Registered)	938	87,916
Banque Cantonale Vaudoise (Registered)	68	38,015
Barry Callebaut AG (Registered)*	35	33,777
Compagnie Financiere Richemont SA "A"	10,525	827,379
Credit Suisse Group AG (Registered)*	25,298	667,651
Ems-Chemie Holding AG	162	48,810
Geberit AG (Registered)*	725	178,611
Givaudan SA (Registered)*	164	201,512
Glencore International PLC	78,923	429,102
Holcim Ltd. (Registered)*	4,641	370,260
Julius Baer Group Ltd.*	4,274	166,496
Kuehne & Nagel International AG (Registered)	1,062	115,980
Lindt & Spruengli AG*	17	65,449
Lindt & Spruengli AG (Registered)*	2	90,233
Lonza Group AG (Registered)*	1,046	67,929
Nestle SA (Registered)	64,845	4,691,278
Novartis AG (Registered)	46,276	3,295,381
Pargesa Holding SA (Bearer)	514	34,989
Partners Group Holding AG	342	84,442
Roche Holding AG (Genusschein)	14,134	3,299,909
Schindler Holding AG	949	139,139
Schindler Holding AG (Registered)	416	59,367
SGS SA (Registered)	112	275,165
Sika AG (Bearer)	43	104,567
Sonova Holding AG (Registered)*	1,052	126,341
STMicroelectronics NV	12,581	96,891
Sulzer AG (Registered)	471	80,668
Swatch Group AG (Bearer)	627	365,049
Swatch Group AG (Registered)	857	87,057
Swiss Life Holding AG (Registered)*	603	89,479
Swiss Prime Site AG (Registered)*	1,061	85,926
Swiss Re AG*	7,110	578,640
Swisscom AG (Registered)	480	222,171
Syngenta AG (Registered)	1,878	784,968
Transocean Ltd.	7,265	375,371
UBS AG (Registered)*	73,314	1,125,896
Wolseley PLC	5,619	280,813
Xstrata PLC	42,398	691,075
Zurich Insurance Group AG*	2,972	827,703

(Cost $11,357,487)		22,553,016
United Kingdom 20.6%
3i Group PLC	19,189	92,572
Aberdeen Asset Management PLC	18,487	121,140
Admiral Group PLC	4,013	81,423
Aggreko PLC	5,295	143,962
AMEC PLC	6,161	98,940
Anglo American PLC	28,044	721,931
Antofagasta PLC	7,788	116,616
ARM Holdings PLC	27,856	391,847
Associated British Foods PLC	7,366	212,852
AstraZeneca PLC	25,086	1,261,346
Aviva PLC	59,712	269,042
Babcock International Group PLC	7,057	116,954
BAE Systems PLC	65,976	396,014
Balfour Beatty PLC	13,608	48,689
Barclays PLC	234,063	1,037,363
BG Group PLC	68,417	1,174,502
BHP Billiton PLC	42,535	1,234,951
BP PLC	383,241	2,691,389
British American Tobacco PLC	38,886	2,082,060
British Land Co. PLC (REIT)	17,766	146,807
British Sky Broadcasting Group PLC	21,298	285,859
BT Group PLC	158,944	669,725
Bunzl PLC	6,532	128,819
Burberry Group PLC	8,703	175,908
Capita PLC	12,890	176,401
Capital Shopping Centers Group PLC (REIT)	13,423	68,301
Carnival PLC	3,606	126,629
Centrica PLC	104,963	587,377
Cobham PLC	21,331	78,931
Compass Group PLC	36,683	468,721
Croda International PLC	2,671	111,402
Diageo PLC	50,409	1,587,326
Eurasian Natural Resources Corp.	4,518	16,920
Evraz PLC	5,210	17,686
G4S PLC	27,879	123,782
GKN PLC	32,081	129,349
GlaxoSmithKline PLC	98,802	2,312,622
Hammerson PLC (REIT)	13,987	104,797
Hargreaves Lansdown PLC	4,664	61,557
HSBC Holdings PLC	369,759	3,936,413
ICAP PLC	10,901	48,151
IMI PLC	6,332	124,688
Imperial Tobacco Group PLC	19,905	696,935
Inmarsat PLC	8,832	94,496
InterContinental Hotels Group PLC	5,370	164,182
International Consolidated Airlines Group SA*	18,370	71,004
Intertek Group PLC	3,166	163,566
Invensys PLC	16,033	85,779
Investec PLC	10,789	75,297
ITV PLC	73,085	143,812
J Sainsbury PLC	24,214	139,352
Johnson Matthey PLC	4,054	141,805
Kazakhmys PLC	4,173	24,913
Kingfisher PLC	46,866	205,420
Land Securities Group PLC (REIT)	16,124	203,225
Legal & General Group PLC	120,490	316,454
Lloyds Banking Group PLC*	849,343	631,920
London Stock Exchange Group PLC	3,481	69,500
Marks & Spencer Group PLC	31,755	188,233
Meggitt PLC	15,474	115,883
Melrose Industries PLC	23,736	95,801
National Grid PLC	73,363	854,332
Next PLC	3,244	215,593
Old Mutual PLC	100,043	309,544
Pearson PLC	16,667	300,357
Petrofac Ltd.	5,115	111,451
Prudential PLC	51,542	838,713
Reckitt Benckiser Group PLC	12,996	932,534
Reed Elsevier PLC	24,022	285,982
Rexam PLC	15,551	124,706
Rio Tinto PLC	26,996	1,271,531
Rolls-Royce Holdings PLC*	37,794	649,438
Royal Bank of Scotland Group PLC*	43,437	182,760
Royal Dutch Shell PLC "A"	75,104	2,439,082
Royal Dutch Shell PLC "B"	52,592	1,750,067
RSA Insurance Group PLC	70,019	124,146
SABMiller PLC	19,255	1,014,077
Schroders PLC	2,231	71,812
Segro PLC (REIT)	14,764	57,089
Serco Group PLC	9,850	94,132
Severn Trent PLC	4,699	122,296
Smith & Nephew PLC	18,682	216,129
Smiths Group PLC	7,711	147,778
SSE PLC	19,377	437,833
Standard Chartered PLC	48,560	1,257,947
Standard Life PLC	48,245	269,100
Subsea 7 SA	5,546	130,098
Tate & Lyle PLC	9,214	119,204
Tesco PLC	162,093	942,416
The Sage Group PLC	24,426	127,572
The Weir Group PLC	4,195	144,381
Tui Travel PLC	9,912	49,209
Tullow Oil PLC	18,410	344,593
Unilever PLC	25,863	1,097,297
United Utilities Group PLC	13,414	144,482
Vedanta Resources PLC	1,927	29,468
Vodafone Group PLC	989,685	2,809,071
Whitbread PLC	3,525	138,039
William Morrison Supermarkets PLC	45,417	190,740
WPP PLC	25,582	409,176

(Cost $34,356,537)		48,163,516

Total Common Stocks (Cost $154,406,294)		228,485,563
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	1,027	65,623
Henkel AG & Co. KGaA	3,621	348,639
Porsche Automobil Holding SE	3,139	229,592
ProSiebenSat.1 Media AG	2,169	77,478
RWE AG	891	31,961
Volkswagen AG	2,907	577,856

Total Preferred Stocks (Cost $578,812)		1,331,149
Rights 0.0%
Spain
CaixaBank SA, Expiration Date 4/5/2013* (Cost $1,813)	23,182	1,575
Securities Lending Collateral 6.0%
Daily Assets Fund Institutional, 0.14% (e) (f) (Cost $13,992,700)	13,992,700	13,992,700
Cash Equivalents 0.8%
Central Cash Management Fund, 0.12% (e) (Cost $1,807,599)	1,807,599	1,807,599

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $170,787,218) †	105.0	245,618,586
Other Assets and Liabilities, Net	(5.0)	(11,733,261)

Net Assets	100.0	233,885,325

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $178,306,830.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $67,311,756.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $92,029,604 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,717,848.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $13,167,385 which is 5.6% of net assets.
(b)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Listed on the London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	6/20/2013	4	517,139	(5,977)
Euro Stoxx 50 Index	EUR	6/21/2013	45	1,473,231	(47,480)
FTSE 100 Index	GBP	6/21/2013	12	1,158,003	(6,318)
Hang Seng Index	HKD	4/29/2013	1	143,741	133
Nikkei 225 Index	JPY	6/13/2013	11	725,952	7,729
TOPIX Index	JPY	6/14/2013	1	110,320	(1,178)
Total net unrealized depreciation					(53,091)

At March 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	80,000	AUD	77,821	6/19/2013	539	Morgan Stanley
USD	411,000	GBP	273,726	6/19/2013	4,741	The Goldman Sachs & Co.
USD	470,000	JPY	45,251,459	6/19/2013	10,978	Morgan Stanley
USD	200,000	JPY	18,939,880	6/19/2013	1,312	UBS AG
USD	160,000	SGD	199,977	6/19/2013	1,259	Citigroup, Inc.
EUR	146,688	USD	190,000	6/19/2013	1,859	UBS AG
JPY	47,000,500	USD	500,000	6/19/2013	712	UBS AG
Total unrealized appreciation					21,400

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	150,000	CHF	140,994	6/19/2013	(1,323)	UBS AG
USD	738,000	EUR	569,443	6/19/2013	(7,638)	Citigroup, Inc.
USD	200,000	EUR	153,845	6/19/2013	(2,680)	Morgan Stanley
USD	150,000	GBP	98,501	6/19/2013	(394)	Citigroup, Inc.
USD	80,000	HKD	620,416	6/19/2013	(45)	Citigroup, Inc.
USD	110,000	SEK	709,818	6/19/2013	(1,258)	Citigroup, Inc.
CHF	123,982	USD	130,000	6/19/2013	(739)	UBS AG
GBP	114,021	USD	170,000	6/19/2013	(3,177)	UBS AG
JPY	9,606,970	USD	100,000	6/19/2013	(2,113)	UBS AG
Total unrealized depreciation					(19,367)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At March 31, 2013 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	57,193,224	24.9%
Industrials	28,747,904	12.5%
Consumer Staples	28,391,876	12.4%
Consumer Discretionary	25,170,383	10.9%
Health Care	23,714,328	10.3%
Materials	20,345,524	8.9%
Energy	16,529,192	7.2%
Telecommunication Services	11,354,971	4.9%
Information Technology	9,949,236	4.3%
Utilities	8,421,649	3.7%
Total	229,818,287	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)
Australia	$—	$21,121,182	$0	$21,121,182
Austria	—	597,775	—	597,775
Belgium	—	2,748,144	—	2,748,144
Channel Islands	—	262,312	—	262,312
Denmark	—	2,640,755	—	2,640,755
Finland	—	1,773,341	—	1,773,341
France	—	20,115,067	—	20,115,067
Germany	—	17,866,111	—	17,866,111
Greece	—	141,125	—	141,125
Hong Kong	—	6,977,784	—	6,977,784
Ireland	—	1,439,102	—	1,439,102
Israel	—	1,263,164	—	1,263,164
Italy	—	4,279,953	—	4,279,953
Japan	—	48,833,510	—	48,833,510
Luxembourg	—	739,880	—	739,880
Macau	—	329,386	—	329,386
Mexico	—	73,227	—	73,227
Netherlands	—	6,253,491	—	6,253,491
New Zealand	—	291,805	—	291,805
Norway	—	1,911,633	—	1,911,633
Portugal	—	386,655	—	386,655
Singapore	—	4,030,969	—	4,030,969
Spain	—	6,247,214	—	6,247,214
Sweden	—	7,445,446	—	7,445,446
Switzerland	—	22,553,016	—	22,553,016
United Kingdom	—	48,163,516	—	48,163,516
Preferred Stocks	—	1,331,149	—	1,331,149
Rights	—	1,575	—	1,575
Short-Term Investments(g)	15,800,299	—	—	15,800,299
Derivatives(h) Futures Contracts	7,862	—	—	7,862
Forward Foreign Currency Exchange Contracts	—	21,400	—	21,400
Total	$15,808,161	$229,839,687	$0	$245,647,848
Liabilities
Derivatives(h) Futures Contracts	$(60,953)	$—	$—	$(60,953)
Forward Foreign Currency Exchange Contracts	—	(19,367)	$—	$(19,367)
Total	$(60,953)	$(19,367)	$—	$(80,320)

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(53,091)	$—
Foreign Exchange Contracts	$—	$2,033

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013